Convertible Debt and Treasury Stock (Details 2) - USD ($) $ in Thousands, shares in Millions	12 Months Ended				17 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2003	May. 31, 2015
Convertible Debt and Treasury Stock
Amount approved to repurchase of ordinary shares from net proceeds from convertible senior notes				$ 100,000
Amount authorized to repurchase		$ 500,000
Number of ordinary shares repurchased			1.2		8.1
Payment for repurchase of ordinary shares	$ 61,714	$ 249,004	$ 99,975		$ 311,000